Loans and Allowance for Credit Losses - Allowance for Loan Losses (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Allowance for Credit Losses on Loans
Balance at beginning of period	$ 15,588	[1]	$ 15,588	[1]	$ 16,903		$ 18,113
Charge-offs			(628)		(637)		(488)
Recoveries			326		222		978
Provision for (release of) credit losses			2,665		(900)		(1,700)
Balance at end of period			23,744	[1]	15,588	[1]	16,903
Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	5,793		5,793
Provision for (release of) credit losses	5,800
Balance at end of period	5,793				5,793
Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	21,381		21,381
Balance at end of period	21,381				21,381
Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			(325)
Ending balance			947		0
Total allowance for credit losses on loans and liability for unfunded commitments			24,691
Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at end of period	1,300
Liability for Unfunded Commitments
Beginning balance	1,272		1,272
Ending balance					1,272
Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	1,272		1,272
Ending balance					1,272
Commercial, Financial, and Agricultural
Allowance for Credit Losses on Loans
Balance at beginning of period	2,735		2,735		2,717		5,121
Charge-offs			(161)		(135)		(194)
Recoveries			192		56		221
Provision for (release of) credit losses			1,091		97		(2,431)
Balance at end of period			3,208		2,735		2,717
Commercial, Financial, and Agricultural | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	(649)		(649)
Balance at end of period					(649)
Commercial, Financial, and Agricultural | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	2,086		2,086
Balance at end of period					2,086
Commercial, Financial, and Agricultural | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			93
Ending balance			197		0
Total allowance for credit losses on loans and liability for unfunded commitments			3,405
Commercial, Financial, and Agricultural | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	104		104
Ending balance					104
Commercial, Financial, and Agricultural | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	104		104
Ending balance					104
Real Estate Construction - Residential
Allowance for Credit Losses on Loans
Balance at beginning of period	157		157		137		213
Charge-offs			0		0		0
Recoveries			0		0		13
Provision for (release of) credit losses			595		20		(89)
Balance at end of period			1,043		157		137
Real Estate Construction - Residential | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	291		291
Balance at end of period					291
Real Estate Construction - Residential | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	448		448
Balance at end of period					448
Real Estate Construction - Residential | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			(68)
Ending balance			273		0
Total allowance for credit losses on loans and liability for unfunded commitments			1,316
Real Estate Construction - Residential | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	341		341
Ending balance					341
Real Estate Construction - Residential | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	341		341
Ending balance					341
Real Estate Construction - Commercial
Allowance for Credit Losses on Loans
Balance at beginning of period	875		875		588		475
Charge-offs			0		0		0
Recoveries			22		22		475
Provision for (release of) credit losses			(518)		265		(362)
Balance at end of period			3,273		875		588
Real Estate Construction - Commercial | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	2,894		2,894
Balance at end of period					2,894
Real Estate Construction - Commercial | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	3,769		3,769
Balance at end of period					3,769
Real Estate Construction - Commercial | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			(324)
Ending balance			245		0
Total allowance for credit losses on loans and liability for unfunded commitments			3,518
Real Estate Construction - Commercial | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	569		569
Ending balance					569
Real Estate Construction - Commercial | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	569		569
Ending balance					569
Real Estate Mortgage - Residential
Allowance for Credit Losses on Loans
Balance at beginning of period	3,329		3,329		2,482		2,679
Charge-offs			(88)		0		(22)
Recoveries			23		45		190
Provision for (release of) credit losses			110		802		(365)
Balance at end of period			5,264		3,329		2,482
Real Estate Mortgage - Residential | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	1,890		1,890
Balance at end of period					1,890
Real Estate Mortgage - Residential | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	5,219		5,219
Balance at end of period					5,219
Real Estate Mortgage - Residential | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			(4)
Ending balance			103		0
Total allowance for credit losses on loans and liability for unfunded commitments			5,367
Real Estate Mortgage - Residential | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	107		107
Ending balance					107
Real Estate Mortgage - Residential | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	107		107
Ending balance					107
Real Estate Mortgage - Commercial
Allowance for Credit Losses on Loans
Balance at beginning of period	8,000		8,000		10,662		9,354
Charge-offs			(32)		(181)		(43)
Recoveries			4		11		3
Provision for (release of) credit losses			952		(2,492)		1,348
Balance at end of period			10,537		8,000		10,662
Real Estate Mortgage - Commercial | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	1,613		1,613
Balance at end of period					1,613
Real Estate Mortgage - Commercial | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	9,613		9,613
Balance at end of period					9,613
Real Estate Mortgage - Commercial | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			(40)
Ending balance			110		0
Total allowance for credit losses on loans and liability for unfunded commitments			10,647
Real Estate Mortgage - Commercial | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	150		150
Ending balance					150
Real Estate Mortgage - Commercial | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	150		150
Ending balance					150
Installment and other consumer
Allowance for Credit Losses on Loans
Balance at beginning of period	326		326		256		264
Charge-offs			(347)		(321)		(229)
Recoveries			85		88		76
Provision for (release of) credit losses			248		303		145
Balance at end of period			232		326		256
Installment and other consumer | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	(80)		(80)
Balance at end of period					(80)
Installment and other consumer | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	246		246
Balance at end of period					246
Installment and other consumer | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			0
Ending balance			1		0
Total allowance for credit losses on loans and liability for unfunded commitments			233
Installment and other consumer | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	1		1
Ending balance					1
Installment and other consumer | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	1		1
Ending balance					1
Un- allocated
Allowance for Credit Losses on Loans
Balance at beginning of period	166		166		61		7
Charge-offs			0		0		0
Recoveries			0		0		0
Provision for (release of) credit losses			187		105		54
Balance at end of period			187		166		$ 61
Un- allocated | Cumulative Effect, Period of Adoption, Adjustment
Allowance for Credit Losses on Loans
Balance at beginning of period	(166)		(166)
Balance at end of period					(166)
Un- allocated | Cumulative Effect, Period of Adoption, Adjusted Balance
Allowance for Credit Losses on Loans
Balance at beginning of period	0		0
Balance at end of period					0
Un- allocated | Unfunded Loan Commitment
Liability for Unfunded Commitments
Beginning balance	0		0
Provision for (release of) credit losses on unfunded commitments			18
Ending balance			18		0
Total allowance for credit losses on loans and liability for unfunded commitments			205
Un- allocated | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjustment
Liability for Unfunded Commitments
Beginning balance	0		0
Ending balance					0
Un- allocated | Unfunded Loan Commitment | Cumulative Effect, Period of Adoption, Adjusted Balance
Liability for Unfunded Commitments
Beginning balance	$ 0		$ 0
Ending balance					$ 0

[1]	December 31, 2023 amounts include the impacts of the January 1, 2023 adoption of ASU 2016-13. See Note 2 for details.